Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments
Schedule of financial instruments, measured at fair value, by level within the fair value hierarchy

	Fair Value Measurements
	(In thousands)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2018
Assets
Money market funds [1]	$86,823	$86,823	$—	$—
Bank time deposits [2]	874,901	—	874,901	—
Equity securities with readily determinable fair value [3]	93,262	93,262	—	—
Total	$1,054,986	$180,085	$874,901	$—
Liabilities
Guarantee liabilities	$10,952	$—	$—	$10,952
As of December 31, 2019
Assets
Money market funds [1]	$18,951	$18,951	$—	$—
Bank time deposits [2]	977,578	—	977,578	—
FVO Loan Investment [4]	121,131	—	—	121,131
Equity securities with readily determinable fair value [3]	251,003	251,003	—	—
Total	$1,368,663	$269,954	$977,578	$121,131
Liabilities
Guarantee liabilities	$43,677	$—	$—	$43,677

[1] Included in cash and cash equivalents on the Company’s consolidated balance sheets.

[2] Included in cash and cash equivalents and short-term investments on the Company’s consolidated balance sheets.

[3] Included in long-term investments on the Company’s consolidated balance sheets.

[4] Included in prepaid expenses and other current assets on the Company’s consolidated balance sheets.

Schedule of guarantee liability movement activities

	Year ended December 31,
	2018	2019
	(In thousands)
Balance at the beginning of year	$10,143	$10,952
Provision at the inception of new loans	39,291	70,120
Payment for the guarantee	(37,082)	(34,507)
Subsequent adjustments to the provisions	(792)	(2,452)
Foreign exchange impacts	(608)	(436)
Balance at the end of the year	$10,952	$43,677

Schedule of concentration risk, by customers with more than 10% of the Company's net accounts receivable

	As of December 31,
	2018	2019
Customer
Customer A	10%	10%
Customer B	13%	18%
Customer C	15%	*
* Less than 10%